Revenue and expenses (Tables)	12 Months Ended
Dec. 31, 2022
Analysis of income and expense [abstract]
Disclosure of detailed information about revenue [Table Text Block]
	Year ended December 31,
	2022	2021
Copper	$838,126	$873,339
Zinc	223,400	301,086
Gold	325,133	246,562
Silver	24,959	26,932
Molybdenum	54,531	37,487
Other	5,374	7,454
Revenue from contracts	1,471,523	1,492,860
Non-cash streaming arrangement items [1]
Amortization of deferred revenue - gold	35,994	37,788
Amortization of deferred revenue - silver	36,235	33,731
Amortization of deferred revenue - variable consideration adjustments - prior periods	959	1,617
	73,188	73,136
Pricing and volume adjustments [2]	(14,335)	(8,568)
	1,530,376	1,557,428
Treatment and refining charges	(68,936)	(55,430)
	$1,461,440	$1,501,998

Disclosure of depreciation and amortization expense [Table Text Block]
	Year ended December 31,
	2022	2021
Cost of sales	$337,615	$357,924
Selling and administrative expenses	1,448	1,843
	$339,063	$359,767

Disclosure of detailed information about share-based compensation expenses (recoveries) [Table Text Block]
	Cash-settled				Total share- based compensation expense
	RSUs	DSUs	PSUs	Stock options
Year ended December 31, 2022
Cost of sales	$420	$-	$-	$-	$420
Selling and administrative	1,541	(849)	(1,011)	1,848	1,529
Other expenses	115	-	-	-	115
	$2,076	$(849)	$(1,011)	$1,848	$2,064
Year ended December 31, 2021
Cost of sales	$1,347	$-	$-	$-	$1,347
Selling and administrative	3,668	1,459	3,382	1,919	10,428
Other expenses	370	-	-	-	370
	$5,385	$1,459	$3,382	$1,919	$12,145

Disclosure of detailed information about employee benefits expense [Table Text Block]
	Year ended December 31,
	2022	2021
Current employee benefits	$184,100	$202,694
Profit-sharing plan expense	22,002	2,708
Share-based compensation (notes 6d, 20, 25)
Equity settled stock options	1,848	1,919
Cash-settled restricted share units	2,076	5,385
Cash-settled deferred share units	(849)	1,459
Cash-settled performance share units	(1,011)	3,382
Employee share purchase plan	1,941	1,933
Post-employee pension benefits
Defined benefit plans	9,737	11,433
Defined contribution plans	2,097	2,061
Post-employment plan curtailment (note 6b, 21, 22)	(2,384)	-
Past service costs (note 6b, 21)	-	4,989
Post-employment plan attribution changes (note 22)	(3,179)	-
Other post-retirement employee benefits	8,894	7,526
Termination benefits	5,092	470
	$230,364	$245,959

Disclosure of detailed information about other operating expense [Table Text Block]
	Year ended December 31,
	2022	2021
Regional costs	$4,813	$3,652
(Gain) loss on disposal of PP&E and non-current assets	(3,312)	7,038
Amortization of community costs (other assets)	2,720	1,768
Restructuring - Manitoba	10,609	6,947
Care & maintenance - Manitoba	9,040	-
Evaluation costs	7,964	13,293
Insurance recovery	(5,698)	-
Change in other provisions (non-capital)	5,798	-
Other	652	2,421
	$32,586	$35,119

Disclosure of detailed information about finance income and expenses [Table Text Block]
	Year ended December 31,
	2022	2021
Net interest expense on long-term debt
Interest expense on long-term debt	$67,663	$74,748
Accretion on streaming arrangements (note 19)
Additions	28,718	42,060
Variable consideration adjustments - prior periods	(940)	594
	27,778	42,654
Change in fair value of financial assets and liabilities at fair value through profit or loss
Embedded derivatives (note 18)	-	49,754
Gold prepayment liability (note 16)	3,426	293
Investments	(2,484)	4,467
	942	54,514
Other net finance costs
Net foreign exchange (gain) loss	(5,384)	1,403
Accretion on community agreements measured at amortized cost	3,099	2,811
Accretion on environmental provisions (note 20)	8,498	4,988
Accretion on Wheaton refund liability	879	-
Withholding taxes	6,092	7,727
Premium paid on redemption of notes (note 18)	-	22,878
Write-down of unamortized transaction costs (note 18)	-	2,480
Loss (gain) on disposal of investments	3,648	(968)
Other finance expense	7,885	8,781
Interest income	(2,606)	(997)
	22,111	49,103
Net finance expense	$118,494	$221,019